Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ 47,423	₩ 1,271	₩ (100,550)
Remeasurements of defined benefit plans	56,289	22,208	(11,722)
Gain on sale of treasury shares	(50)	(40)	(10)
Others	41,238	(1,879)	2,263
Income taxes credited (charged) directly to equity	₩ 144,900	₩ 21,560	₩ (110,019)